Label	Element	Value
MFS® Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.
MFS® Equity Opportunities Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Equity Opportunities Fund
Risk [Heading]	rr_RiskHeading	Effective immediately, the paragraph entitled "Investment Selection Risk" in the sub-section entitled "Principal Risks" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.